T. ROWE PRICE Retirement 2050 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  33,428 1,508 6,183 3,380,570 27,315
U.S. Treasury Long-Term Index
Fund  17,382 3,887 2,491 2,121,665 17,143
International Bond Fund (USD
Hedged)  11,446 3,206 4,852 1,109,989 8,869
Dynamic Global Bond Fund  13,506 2,230 7,564 825,511 7,000
Limited Duration Inflation
Focused Bond Fund  71,595 253 73,608 42,665 198
Total Bond Mutual Funds (Cost $73,471) 60,525
EQUITY MUTUAL FUNDS 96.1%
T. Rowe Price Funds:
Value Fund  1,327,311 131,504 266,528 25,996,520 999,046
Growth Stock Fund (2) 966,435 122,881 50,257 14,123,020 947,231
Equity Index 500 Fund  701,695 81,495 108,421 6,029,251 630,841
Overseas Stock Fund  522,876 57,461 39,474 45,329,915 520,387
International Value Equity Fund  566,238 27,100 125,364 31,218,347 458,910
International Stock Fund  464,724 20,626 54,501 24,780,662 428,458
U.S. Large-Cap Core Fund  139,053 200,025 18,694 10,420,172 307,603
Real Assets Fund  282,196 64,420 31,234 21,171,103 292,373
Mid-Cap Growth Fund  247,590 14,096 23,345 2,543,614 240,473
Mid-Cap Value Fund  272,107 34,245 45,439 7,674,766 234,771
U.S. Equity Research Fund  195,530 51,949 21,085 5,852,918 220,831
Emerging Markets Discovery
Stock Fund  203,880 18,607 18,220 15,506,943 193,217
Emerging Markets Stock Fund  197,417 8,387 24,736 4,793,325 167,814
Small-Cap Stock Fund  168,612 17,598 17,881 3,011,917 167,071
Small-Cap Value Fund  170,678 11,214 25,626 2,865,522 148,663
New Horizons Fund (2) 103,369 10,748 15,003 2,081,457 105,821
Total Equity Mutual Funds (Cost $5,150,831) 6,063,510
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  759 181,425 181,410 7,788 787
Total Other Mutual Funds (Cost $772) 787
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 181,100 449,049 446,366 183,783,128 183,783

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 7,000,000 6,925
Total Short-Term Investments (Cost $190,710) 190,708
Total Investments in Securities 100.1%
(Cost $5,415,784) $ 6,315,530
Other Assets Less Liabilities (0.1)% (4,132)
Net Assets 100.0% $ 6,311,398
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 47 MSCI EAFE Index contracts 3/23 4,810 $ 44
Short, 45 Russell 2000 E-Mini Index contracts 3/23 (4,273) (172)
Long, 3 S&P 500 E-Mini Index contracts 3/23 596 (8)
Net payments (receipts) of variation margin to date 96
Variation margin receivable (payable) on open futures contracts $ (40)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,004 $ (1,172) $ 229
Emerging Markets Discovery Stock Fund  (2,879) (11,050) 6,917
Emerging Markets Stock Fund  (1,313) (13,254) 3,499
Equity Index 500 Fund  14,423 (43,928) 8,080
Growth Stock Fund  35,507 (91,828) —
International Bond Fund (USD Hedged)  398 (931) 186
International Stock Fund  (2,765) (2,391) 6,771
International Value Equity Fund  (3,792) (9,064) 18,172
Limited Duration Inflation Focused Bond Fund  (2,606) 1,958 14
Mid-Cap Growth Fund  3,826 2,132 740
Mid-Cap Value Fund  28,593 (26,142) 3,751
New Horizons Fund  817 6,707 —
New Income Fund  (587) (1,438) 723
Overseas Stock Fund  1,789 (20,476) 16,134
Real Assets Fund  (1,232) (23,009) 7,894
Small-Cap Stock Fund  5,729 (1,258) 1,278
Small-Cap Value Fund  8,128 (7,603) 1,725
Transition Fund  391 13 174
U.S. Equity Research Fund  (1,495) (5,563) 2,762
U.S. Large-Cap Core Fund  9,950 (12,781) 2,592
U.S. Treasury Long-Term Index Fund  (554) (1,635) 398
Value Fund  128,823 (193,241) 20,950
U.S. Treasury Money Fund, 4.61% — — 4,784
Totals $ 222,155# $ (455,954) $ 107,773+
# Capital gain distributions from underlying Price funds represented $175,894 of the net realized gain (loss).
+ Investment income comprised $107,773 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2050 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 60,525 $ — $ — $ 60,525
Equity Mutual Funds 6,063,510 — — 6,063,510
Other Mutual Funds 787 — — 787
Short-Term Investments 183,783 6,925 — 190,708
Total Securities 6,308,605 6,925 — 6,315,530
Futures Contracts* 44 — — 44
Total $ 6,308,649 $ 6,925 $ — $ 6,315,574
Liabilities
Futures Contracts* $ 180 $ — $ — $ 180
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2050 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F166-054Q3 02/23